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C000096616
Account Value [Line Items]
Line Graph and Table Measure Name													Class A
Accumulated Value	$ 9,775	$ 9,775	$ 9,774	$ 9,821	$ 9,831	$ 9,821	$ 9,840	$ 9,830	$ 9,868	$ 9,877	$ 9,877	$ 9,858		$ 9,839	$ 9,742	$ 9,761	$ 9,799	$ 9,830	$ 9,830	$ 9,860	$ 9,910	$ 9,892	$ 9,912	$ 9,943	$ 9,914	$ 9,905	$ 9,858	$ 9,869	$ 9,871	$ 9,865	$ 9,869	$ 9,854	$ 9,898	$ 9,913	$ 9,937	$ 9,942	$ 9,918	$ 9,903	$ 9,938	$ 9,983	$ 10,028	$ 10,063	$ 10,115	$ 10,129	$ 10,182	$ 10,215	$ 10,257	$ 10,299	$ 10,261	$ 10,282	$ 10,293	$ 10,311	$ 10,362	$ 10,404	$ 10,222	$ 10,213	$ 10,366	$ 10,418	$ 10,479	$ 10,489	$ 10,499	$ 10,488	$ 10,548	$ 10,572	$ 10,602	$ 10,550	$ 10,558	$ 10,586	$ 10,604	$ 10,612	$ 10,640	$ 10,625	$ 10,590	$ 10,576	$ 10,593	$ 10,594	$ 10,465	$ 10,441	$ 10,302	$ 10,186	$ 10,248	$ 10,218	$ 10,324	$ 10,233	$ 10,080	$ 10,076	$ 10,242	$ 10,262	$ 10,387	$ 10,291	$ 10,397	$ 10,397	$ 10,364	$ 10,418	$ 10,440	$ 10,429	$ 10,365	$ 10,376	$ 10,561	$ 10,671	$ 10,673	$ 10,686	$ 10,699	$ 10,679	$ 10,693	$ 10,772	$ 10,851	$ 10,941	$ 10,988	$ 10,946	$ 10,994	$ 10,975	$ 11,032	$ 11,081	$ 11,072	$ 11,051	$ 11,099	$ 11,171	$ 11,208	$ 11,279	$ 11,317	$ 11,310
C000096618
Account Value [Line Items]
Line Graph and Table Measure Name													Class C
Accumulated Value	10,000	9,993	9,996	10,038	10,042	10,026	10,039	10,022	10,055	10,057	10,041	10,015		10,001	9,896	9,909	9,941	9,957	9,960	9,985	10,019	9,994	10,018	10,033	10,008	9,992	9,938	9,943	9,929	9,928	9,925	9,904	9,942	9,950	9,959	9,957	9,926	9,915	9,945	9,983	10,021	10,050	10,097	10,104	10,150	10,177	10,212	10,237	10,203	10,218	10,222	10,234	10,278	10,313	10,126	10,101	10,246	10,301	10,355	10,348	10,352	10,344	10,397	10,405	10,437	10,370	10,381	10,403	10,414	10,405	10,436	10,415	10,375	10,354	10,365	10,349	10,227	10,188	10,046	9,926	9,980	9,944	10,051	9,946	9,801	9,781	9,936	9,959	10,064	9,976	10,072	10,065	10,028	10,063	10,077	10,061	9,993	9,997	10,180	10,269	10,274	10,281	10,287	10,262	10,268	10,338	10,407	10,487	10,525	10,468	10,518	10,482	10,530	10,581	10,555	10,540	10,579	10,640	10,669	10,719	10,760	10,746
C000096619
Account Value [Line Items]
Line Graph and Table Measure Name													Class S
Accumulated Value	10,000	10,001	10,011	10,061	10,072	10,063	10,084	10,075	10,115	10,125	10,117	10,108		10,091	9,993	10,013	10,054	10,086	10,087	10,120	10,162	10,155	10,177	10,200	10,182	10,174	10,127	10,139	10,133	10,138	10,142	10,128	10,175	10,192	10,208	10,214	10,190	10,187	10,224	10,272	10,319	10,356	10,412	10,417	10,483	10,518	10,552	10,597	10,569	10,582	10,605	10,614	10,679	10,723	10,537	10,518	10,677	10,743	10,808	10,809	10,820	10,810	10,874	10,900	10,942	10,879	10,899	10,930	10,939	10,949	10,990	10,976	10,941	10,929	10,948	10,939	10,818	10,784	10,642	10,533	10,599	10,569	10,680	10,587	10,430	10,427	10,601	10,622	10,753	10,656	10,766	10,767	10,735	10,781	10,805	10,795	10,741	10,743	10,948	11,052	11,067	11,082	11,098	11,079	11,095	11,179	11,263	11,358	11,409	11,356	11,419	11,389	11,451	11,515	11,496	11,488	11,540	11,616	11,657	11,721	11,763	11,769
C000096620
Account Value [Line Items]
Line Graph and Table Measure Name													Institutional Class
Accumulated Value	1,000,000	1,000,160	1,001,281	1,006,341	1,007,576	1,006,770	1,008,931	1,008,064	1,012,193	1,013,337	1,013,543	1,011,803		1,010,160	1,000,406	1,002,552	1,006,688	1,010,038	1,010,228	1,013,564	1,018,886	1,017,273	1,019,579	1,022,905	1,020,208	1,019,497	1,014,832	1,016,192	1,016,653	1,016,230	1,016,782	1,015,470	1,020,231	1,021,976	1,024,748	1,025,448	1,023,126	1,021,832	1,025,688	1,030,552	1,036,379	1,039,159	1,044,824	1,046,456	1,052,147	1,055,765	1,060,340	1,064,897	1,061,161	1,063,595	1,064,960	1,067,046	1,073,619	1,077,083	1,059,540	1,057,715	1,073,801	1,079,430	1,086,031	1,087,280	1,088,525	1,087,581	1,094,079	1,096,830	1,100,105	1,094,915	1,095,983	1,100,256	1,101,260	1,102,335	1,105,413	1,104,101	1,100,665	1,099,467	1,101,516	1,101,824	1,088,589	1,086,344	1,072,157	1,060,247	1,066,986	1,064,007	1,076,376	1,066,065	1,051,385	1,050,154	1,067,680	1,069,942	1,083,230	1,073,498	1,084,747	1,084,945	1,081,799	1,087,652	1,090,099	1,089,231	1,082,767	1,084,170	1,104,858	1,115,449	1,116,974	1,118,581	1,119,030	1,118,388	1,118,865	1,127,396	1,137,037	1,145,569	1,151,884	1,146,601	1,151,828	1,150,032	1,156,338	1,161,674	1,160,912	1,159,038	1,165,508	1,173,238	1,177,365	1,183,878	1,188,178	1,188,839
DWS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,040	10,110	10,231	10,247	10,279	10,355	10,383	10,548	10,555	10,569	10,516		10,406	10,018	10,135	10,202	10,273	10,295	10,370	10,535	10,497	10,582	10,662	10,608	10,634	10,577	10,688	10,562	10,530	10,569	10,531	10,652	10,661	10,687	10,714	10,645	10,579	10,697	10,825	10,906	10,965	11,138	11,180	11,334	11,376	11,468	11,649	11,555	11,576	11,605	11,640	11,849	12,002	11,567	11,422	11,785	11,882	12,082	12,025	12,028	11,992	12,173	12,247	12,325	12,129	12,204	12,306	12,343	12,377	12,480	12,434	12,344	12,308	12,413	12,433	12,093	12,049	11,659	11,336	11,505	11,316	11,615	11,361	10,925	10,834	11,340	11,373	11,700	11,435	11,689	11,662	11,561	11,677	11,723	11,554	11,216	11,120	11,826	12,101	12,039	12,055	12,054	11,905	11,870	12,052	12,162	12,258	12,379	12,198	12,409	12,228	12,290	12,412	12,201	12,103	12,111	12,186	12,161	12,267	12,551	12,707
DWS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,040	10,110	10,231	10,247	10,279	10,355	10,383	10,548	10,555	10,569	10,516		10,406	10,018	10,135	10,202	10,273	10,295	10,370	10,535	10,497	10,582	10,662	10,608	10,634	10,577	10,688	10,562	10,530	10,569	10,531	10,652	10,661	10,687	10,714	10,645	10,579	10,697	10,825	10,906	10,965	11,138	11,180	11,334	11,376	11,468	11,649	11,555	11,576	11,605	11,640	11,849	12,002	11,567	11,422	11,785	11,882	12,082	12,025	12,028	11,992	12,173	12,247	12,325	12,129	12,204	12,306	12,343	12,377	12,480	12,434	12,344	12,308	12,413	12,433	12,093	12,049	11,659	11,336	11,505	11,316	11,615	11,361	10,925	10,834	11,340	11,373	11,700	11,435	11,689	11,662	11,561	11,677	11,723	11,554	11,216	11,120	11,826	12,101	12,039	12,055	12,054	11,905	11,870	12,052	12,162	12,258	12,379	12,198	12,409	12,228	12,290	12,412	12,201	12,103	12,111	12,186	12,161	12,267	12,551	12,707
DWS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,040	10,110	10,231	10,247	10,279	10,355	10,383	10,548	10,555	10,569	10,516		10,406	10,018	10,135	10,202	10,273	10,295	10,370	10,535	10,497	10,582	10,662	10,608	10,634	10,577	10,688	10,562	10,530	10,569	10,531	10,652	10,661	10,687	10,714	10,645	10,579	10,697	10,825	10,906	10,965	11,138	11,180	11,334	11,376	11,468	11,649	11,555	11,576	11,605	11,640	11,849	12,002	11,567	11,422	11,785	11,882	12,082	12,025	12,028	11,992	12,173	12,247	12,325	12,129	12,204	12,306	12,343	12,377	12,480	12,434	12,344	12,308	12,413	12,433	12,093	12,049	11,659	11,336	11,505	11,316	11,615	11,361	10,925	10,834	11,340	11,373	11,700	11,435	11,689	11,662	11,561	11,677	11,723	11,554	11,216	11,120	11,826	12,101	12,039	12,055	12,054	11,905	11,870	12,052	12,162	12,258	12,379	12,198	12,409	12,228	12,290	12,412	12,201	12,103	12,111	12,186	12,161	12,267	12,551	12,707
DWS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Accumulated Value	1,000,000	1,003,976	1,011,029	1,023,092	1,024,701	1,027,947	1,035,506	1,038,307	1,054,825	1,055,469	1,056,893	1,051,618		1,040,585	1,001,776	1,013,537	1,020,219	1,027,303	1,029,533	1,037,003	1,053,461	1,049,683	1,058,176	1,066,229	1,060,808	1,063,397	1,057,703	1,068,758	1,056,176	1,053,020	1,056,907	1,053,135	1,065,195	1,066,104	1,068,691	1,071,436	1,064,499	1,057,944	1,069,654	1,082,461	1,090,643	1,096,483	1,113,816	1,118,002	1,133,415	1,137,600	1,146,768	1,164,857	1,155,520	1,157,591	1,160,486	1,164,029	1,184,943	1,200,223	1,156,688	1,142,171	1,178,505	1,188,204	1,208,216	1,202,547	1,202,802	1,199,189	1,217,286	1,224,701	1,232,505	1,212,922	1,220,402	1,230,638	1,234,310	1,237,699	1,247,964	1,243,384	1,234,411	1,230,802	1,241,280	1,243,283	1,209,251	1,204,919	1,165,859	1,133,612	1,150,452	1,131,610	1,161,509	1,136,053	1,092,450	1,083,365	1,134,038	1,137,285	1,169,954	1,143,499	1,168,871	1,166,201	1,156,095	1,167,676	1,172,295	1,155,418	1,121,554	1,112,010	1,182,602	1,210,088	1,203,908	1,205,454	1,205,416	1,190,487	1,186,995	1,205,189	1,216,174	1,225,766	1,237,881	1,219,831	1,240,903	1,222,837	1,228,966	1,241,151	1,220,117	1,210,287	1,211,064	1,218,604	1,216,143	1,226,713	1,255,121	1,270,688
DWS Index: Bloomberg 1-Year General Obligation Index
Account Value [Line Items]
Accumulated Value	10,000	9,989	9,985	10,019	10,034	10,018	10,031	10,035	10,051	10,069	10,051	10,031		10,036	9,987	10,009	10,048	10,079	10,082	10,098	10,117	10,105	10,134	10,154	10,142	10,143	10,093	10,099	10,131	10,145	10,139	10,129	10,165	10,200	10,222	10,219	10,199	10,207	10,240	10,280	10,313	10,336	10,364	10,371	10,411	10,442	10,473	10,488	10,466	10,497	10,516	10,533	10,572	10,593	10,538	10,554	10,667	10,669	10,694	10,695	10,702	10,693	10,708	10,721	10,742	10,736	10,744	10,753	10,757	10,755	10,770	10,767	10,753	10,751	10,754	10,753	10,680	10,666	10,578	10,539	10,615	10,619	10,679	10,592	10,498	10,514	10,634	10,630	10,723	10,624	10,742	10,710	10,698	10,745	10,767	10,777	10,732	10,760	10,916	10,981	10,974	10,991	10,986	10,984	11,011	11,072	11,143	11,214	11,250	11,214	11,260	11,257	11,315	11,361	11,371	11,353	11,406	11,464	11,519	11,565	11,568	11,558
DWS Index: Bloomberg 3-Year (2-4) Municipal Bond Index
Account Value [Line Items]
Accumulated Value	10,000	9,979	9,974	10,037	10,075	10,050	10,075	10,067	10,119	10,148	10,135	10,093		10,082	9,953	9,981	10,053	10,111	10,108	10,138	10,193	10,162	10,207	10,250	10,216	10,213	10,115	10,137	10,152	10,156	10,149	10,119	10,174	10,214	10,247	10,244	10,202	10,196	10,249	10,316	10,374	10,407	10,453	10,453	10,521	10,570	10,629	10,656	10,602	10,649	10,673	10,695	10,766	10,804	10,655	10,670	10,878	10,899	10,964	10,963	10,976	10,957	10,989	11,012	11,039	10,999	11,028	11,054	11,057	11,058	11,095	11,091	11,067	11,050	11,053	11,057	10,874	10,843	10,663	10,557	10,685	10,675	10,797	10,654	10,463	10,460	10,664	10,681	10,829	10,661	10,826	10,774	10,711	10,777	10,802	10,773	10,667	10,680	10,947	11,051	11,027	11,040	11,021	10,979	10,973	11,060	11,156	11,265	11,324	11,260	11,317	11,277	11,336	11,405	11,391	11,347	11,429	11,511	11,599	11,671	11,686	11,670
DWS Index: Bloomberg 1-Year General Obligation Index
Account Value [Line Items]
Accumulated Value	10,000	9,989	9,985	10,019	10,034	10,018	10,031	10,035	10,051	10,069	10,051	10,031		10,036	9,987	10,009	10,048	10,079	10,082	10,098	10,117	10,105	10,134	10,154	10,142	10,143	10,093	10,099	10,131	10,145	10,139	10,129	10,165	10,200	10,222	10,219	10,199	10,207	10,240	10,280	10,313	10,336	10,364	10,371	10,411	10,442	10,473	10,488	10,466	10,497	10,516	10,533	10,572	10,593	10,538	10,554	10,667	10,669	10,694	10,695	10,702	10,693	10,708	10,721	10,742	10,736	10,744	10,753	10,757	10,755	10,770	10,767	10,753	10,751	10,754	10,753	10,680	10,666	10,578	10,539	10,615	10,619	10,679	10,592	10,498	10,514	10,634	10,630	10,723	10,624	10,742	10,710	10,698	10,745	10,767	10,777	10,732	10,760	10,916	10,981	10,974	10,991	10,986	10,984	11,011	11,072	11,143	11,214	11,250	11,214	11,260	11,257	11,315	11,361	11,371	11,353	11,406	11,464	11,519	11,565	11,568	11,558
DWS Index: Bloomberg 3-Year (2-4) Municipal Bond Index
Account Value [Line Items]
Accumulated Value	10,000	9,979	9,974	10,037	10,075	10,050	10,075	10,067	10,119	10,148	10,135	10,093		10,082	9,953	9,981	10,053	10,111	10,108	10,138	10,193	10,162	10,207	10,250	10,216	10,213	10,115	10,137	10,152	10,156	10,149	10,119	10,174	10,214	10,247	10,244	10,202	10,196	10,249	10,316	10,374	10,407	10,453	10,453	10,521	10,570	10,629	10,656	10,602	10,649	10,673	10,695	10,766	10,804	10,655	10,670	10,878	10,899	10,964	10,963	10,976	10,957	10,989	11,012	11,039	10,999	11,028	11,054	11,057	11,058	11,095	11,091	11,067	11,050	11,053	11,057	10,874	10,843	10,663	10,557	10,685	10,675	10,797	10,654	10,463	10,460	10,664	10,681	10,829	10,661	10,826	10,774	10,711	10,777	10,802	10,773	10,667	10,680	10,947	11,051	11,027	11,040	11,021	10,979	10,973	11,060	11,156	11,265	11,324	11,260	11,317	11,277	11,336	11,405	11,391	11,347	11,429	11,511	11,599	11,671	11,686	11,670
DWS Index: Bloomberg 1-Year General Obligation Index
Account Value [Line Items]
Accumulated Value	10,000	9,989	9,985	10,019	10,034	10,018	10,031	10,035	10,051	10,069	10,051	10,031		10,036	9,987	10,009	10,048	10,079	10,082	10,098	10,117	10,105	10,134	10,154	10,142	10,143	10,093	10,099	10,131	10,145	10,139	10,129	10,165	10,200	10,222	10,219	10,199	10,207	10,240	10,280	10,313	10,336	10,364	10,371	10,411	10,442	10,473	10,488	10,466	10,497	10,516	10,533	10,572	10,593	10,538	10,554	10,667	10,669	10,694	10,695	10,702	10,693	10,708	10,721	10,742	10,736	10,744	10,753	10,757	10,755	10,770	10,767	10,753	10,751	10,754	10,753	10,680	10,666	10,578	10,539	10,615	10,619	10,679	10,592	10,498	10,514	10,634	10,630	10,723	10,624	10,742	10,710	10,698	10,745	10,767	10,777	10,732	10,760	10,916	10,981	10,974	10,991	10,986	10,984	11,011	11,072	11,143	11,214	11,250	11,214	11,260	11,257	11,315	11,361	11,371	11,353	11,406	11,464	11,519	11,565	11,568	11,558
DWS Index: Bloomberg 3-Year (2-4) Municipal Bond Index
Account Value [Line Items]
Accumulated Value	10,000	9,979	9,974	10,037	10,075	10,050	10,075	10,067	10,119	10,148	10,135	10,093		10,082	9,953	9,981	10,053	10,111	10,108	10,138	10,193	10,162	10,207	10,250	10,216	10,213	10,115	10,137	10,152	10,156	10,149	10,119	10,174	10,214	10,247	10,244	10,202	10,196	10,249	10,316	10,374	10,407	10,453	10,453	10,521	10,570	10,629	10,656	10,602	10,649	10,673	10,695	10,766	10,804	10,655	10,670	10,878	10,899	10,964	10,963	10,976	10,957	10,989	11,012	11,039	10,999	11,028	11,054	11,057	11,058	11,095	11,091	11,067	11,050	11,053	11,057	10,874	10,843	10,663	10,557	10,685	10,675	10,797	10,654	10,463	10,460	10,664	10,681	10,829	10,661	10,826	10,774	10,711	10,777	10,802	10,773	10,667	10,680	10,947	11,051	11,027	11,040	11,021	10,979	10,973	11,060	11,156	11,265	11,324	11,260	11,317	11,277	11,336	11,405	11,391	11,347	11,429	11,511	11,599	11,671	11,686	11,670
DWS Index: Bloomberg 1-Year General Obligation Index
Account Value [Line Items]
Accumulated Value	1,000,000	998,901	998,458	1,001,899	1,003,394	1,001,794	1,003,085	1,003,478	1,005,097	1,006,914	1,005,098	1,003,073		1,003,610	998,672	1,000,851	1,004,757	1,007,898	1,008,186	1,009,816	1,011,686	1,010,450	1,013,422	1,015,413	1,014,176	1,014,298	1,009,291	1,009,919	1,013,054	1,014,525	1,013,911	1,012,943	1,016,451	1,019,968	1,022,230	1,021,891	1,019,886	1,020,656	1,024,023	1,027,969	1,031,254	1,033,562	1,036,379	1,037,083	1,041,062	1,044,155	1,047,283	1,048,770	1,046,648	1,049,749	1,051,567	1,053,258	1,057,150	1,059,281	1,053,836	1,055,444	1,066,724	1,066,862	1,069,377	1,069,468	1,070,214	1,069,252	1,070,760	1,072,116	1,074,178	1,073,574	1,074,378	1,075,277	1,075,725	1,075,533	1,076,971	1,076,698	1,075,268	1,075,054	1,075,351	1,075,316	1,067,987	1,066,573	1,057,847	1,053,894	1,061,543	1,061,937	1,067,926	1,059,202	1,049,759	1,051,445	1,063,407	1,062,991	1,072,271	1,062,444	1,074,248	1,070,973	1,069,773	1,074,543	1,076,680	1,077,701	1,073,239	1,076,033	1,091,572	1,098,126	1,097,421	1,099,111	1,098,551	1,098,429	1,101,089	1,107,174	1,114,280	1,121,374	1,125,044	1,121,386	1,125,958	1,125,737	1,131,460	1,136,054	1,137,104	1,135,298	1,140,628	1,146,393	1,151,891	1,156,451	1,156,834	1,155,753
DWS Index: Bloomberg 3-Year (2-4) Municipal Bond Index
Account Value [Line Items]
Accumulated Value	$ 1,000,000	$ 997,934	$ 997,378	$ 1,003,693	$ 1,007,544	$ 1,005,025	$ 1,007,544	$ 1,006,671	$ 1,011,907	$ 1,014,820	$ 1,013,490	$ 1,009,329		$ 1,008,216	$ 995,341	$ 998,141	$ 1,005,276	$ 1,011,070	$ 1,010,796	$ 1,013,822	$ 1,019,300	$ 1,016,217	$ 1,020,690	$ 1,025,024	$ 1,021,602	$ 1,021,318	$ 1,011,482	$ 1,013,734	$ 1,015,223	$ 1,015,628	$ 1,014,877	$ 1,011,864	$ 1,017,390	$ 1,021,418	$ 1,024,734	$ 1,024,402	$ 1,020,237	$ 1,019,644	$ 1,024,855	$ 1,031,579	$ 1,037,391	$ 1,040,741	$ 1,045,339	$ 1,045,330	$ 1,052,121	$ 1,056,951	$ 1,062,945	$ 1,065,640	$ 1,060,210	$ 1,064,867	$ 1,067,341	$ 1,069,464	$ 1,076,594	$ 1,080,359	$ 1,065,547	$ 1,066,961	$ 1,087,782	$ 1,089,895	$ 1,096,442	$ 1,096,286	$ 1,097,624	$ 1,095,743	$ 1,098,909	$ 1,101,194	$ 1,103,895	$ 1,099,873	$ 1,102,813	$ 1,105,414	$ 1,105,683	$ 1,105,759	$ 1,109,476	$ 1,109,093	$ 1,106,713	$ 1,105,037	$ 1,105,314	$ 1,105,652	$ 1,087,392	$ 1,084,346	$ 1,066,321	$ 1,055,691	$ 1,068,503	$ 1,067,467	$ 1,079,660	$ 1,065,374	$ 1,046,314	$ 1,045,962	$ 1,066,422	$ 1,068,123	$ 1,082,878	$ 1,066,086	$ 1,082,575	$ 1,077,439	$ 1,071,092	$ 1,077,701	$ 1,080,172	$ 1,077,308	$ 1,066,650	$ 1,068,011	$ 1,094,671	$ 1,105,126	$ 1,102,747	$ 1,103,962	$ 1,102,079	$ 1,097,912	$ 1,097,277	$ 1,106,045	$ 1,115,595	$ 1,126,531	$ 1,132,440	$ 1,125,994	$ 1,131,706	$ 1,127,718	$ 1,133,563	$ 1,140,527	$ 1,139,147	$ 1,134,746	$ 1,142,923	$ 1,151,126	$ 1,159,943	$ 1,167,082	$ 1,168,646	$ 1,167,035